Scope of consolidation - deconsolidation of FCA Venezuela (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Impairment loss	€ 1,589	€ 297	€ 219
Deconsolidation, loss			(42)
Venezuelan Operations
Disclosure of subsidiaries [line items]
Deconsolidation, loss			42
LATAM
Disclosure of subsidiaries [line items]
Impairment loss		€ 8	56
LATAM | Venezuelan Operations
Disclosure of subsidiaries [line items]
Impairment loss			€ 21